Fair Value Measurements (Tables)	6 Months Ended	12 Months Ended
	Jul. 29, 2012	Jan. 29, 2012
Financial Assets and Liabilities Measured at Fair Value on Recurring Basis

The Company’s financial assets and liabilities measured at fair value on a recurring basis as of January 29, 2012 and January 30, 2011 were as follows (amounts in millions):

	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
At January 29, 2012:
Interest Rate Swap Contracts	$—	$—	$—	$—
At January 30, 2011:
Interest Rate Swap Contracts	$—	$(1)	$—	$(1)

Financial Instruments not Reflected Fair Value on Balance Sheet

The Company’s financial instruments that are not reflected at fair value on the balance sheet were as follows as of January 29, 2012 and January 30, 2011 (amounts in millions):

	As of January 29, 2012		As of January 30, 2011
	Recorded Amount(1)	Estimated Fair Value	Recorded Amount(1)	Estimated Fair Value
Term Loan due August 30, 2012	$73	$73	$74	$74
Term Loan due April 1, 2014	855	855	864	871
ABL Term Loan due April 1, 2014	214	207	214	207
12.0% Senior Notes due September 1, 2014	2,500	2,388	2,500	2,338
13.5% Senior Subordinated Notes due September 1, 2015	1,820	1,547	1,597	1,198

Total	$5,462	$5,070	$5,249	$4,688

(1)	These amounts do not include accrued interest; accrued interest is classified as Other current liabilities in the accompanying Consolidated Balance Sheets.

Financial Instruments are not Reflected Fair Value on Balance Sheet

The Company’s financial instruments that are not reflected at fair value on the balance sheet were as follows as of July 29, 2012 and January 29, 2012 (amounts in millions):

	As of July 29, 2012		As of January 29, 2012
	Recorded Amount(1)	Estimated Fair Value	Recorded Amount(1)	Estimated Fair Value
ABL Facility	$632	$605	$—	$—
Term Loans and Notes	5,143	5,293	5,462	5,070

Total	$5,775	$5,898	$5,462	$5,070

(1)	These amounts do not include accrued interest; accrued interest is classified as Other current liabilities and Other liabilities in the accompanying Consolidated Balance Sheets.